Common Stock - Summary of Reserved Shares of Common Stock (Detail) - Enjoy Technology Inc [Member] - shares	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Class of Stock [Line Items]
Common stock, capital shares reserved for issuance		186,051,224	175,839,878
Conversion of redeemable convertible preferred stock [Member]
Class of Stock [Line Items]
Common stock, capital shares reserved for issuance	153,473,639	149,520,445	149,520,445
Warrants to purchase redeemable convertible preferred stock [Member]
Class of Stock [Line Items]
Common stock, capital shares reserved for issuance	810,692	810,692	336,304
Options outstanding under the Equity Incentive Plan [Member]
Class of Stock [Line Items]
Common stock, capital shares reserved for issuance	32,223,518	22,874,690	21,628,240
Options available for future grant under the Equity Incentive Plan [Member]
Class of Stock [Line Items]
Common stock, capital shares reserved for issuance		12,845,397	4,354,889
Conversion of Convertible Loan [Member]
Class of Stock [Line Items]
Common stock, capital shares reserved for issuance	33,283,184	11,708,273
Total Common Stock Equivalents [Member]
Class of Stock [Line Items]
Common stock, capital shares reserved for issuance	219,791,033	184,914,100